	Perkins Discovery Fund
	Schedule of Investments
	June 30, 2020 (unaudited)

	Shares		Fair Value

100.64%	COMMON STOCKS
23.01%	HEALTH CARE DRUGS/SERVICES
	NeoGenomics, Inc.*	25,000	$774,500
	Veracyte, Inc.*	21,500	556,850
	Vericel Corp.*	45,000	621,900

			1,953,250
9.22%	HEALTH CARE MANUFACTURING

	AtriCure, Inc.*	15,000	674,250
	Fluidigm Corp.*	27,000	108,270
			782,520
22.31%	HEALTH CARE SUPPLIES

	Antares Pharma, Inc.*	60,000	165,000
	Axogen, Inc.*	35,500	328,020
	BioLife Solutions, Inc.*	16,500	269,775
	Cardiovascular Systems, Inc.	18,500	583,675
	Cryoport, Inc.*	15,500	468,875
	Interpace Biosciences, Inc.*	17,000	79,050

			1,894,395
18.10%	HEALTH CARE SUPPORT

	BioTelemetry, Inc.*	13,500	610,065
	Natera, Inc.*	13,000	648,180
	Option Care Health, Inc.*	13,000	180,440
	Rockwell Medical, Inc.*	50,000	97,500

			1,536,185
2.83%	HEALTH CARE TECHNOLOGY
	HTG Molecular Diagnostics, Inc.*	62,500	45,000
	OptimizeRx Corp.*	15,000	195,450

			240,450
0.57%	INDUSTRIAL

	Capstone Turbine Corp.*	16,000	48,320
18.28%	INFORMATION TECHNOLOGY

	Airgain, Inc.*	12,500	134,250
	Akoustis Technologies, Inc.*	20,000	165,800
	The Rubicon Project, Inc.*	67,000	446,890
	Perficient, Inc.*	6,000	214,680
	USA Technologies, Inc.*	35,500	248,855
	Veritone, Inc.*	23,000	341,780

			1,552,255
6.32%	SOFTWARE SERVICES
	Asure Software, Inc.*	17,500	112,525
	ePlus Inc.*	6,000	424,080

			536,605

100.64%	TOTAL COMMON STOCKS		8,543,980
0.58%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market Government Portfolio
	Institutional Class 0.06%**	49,260	49,260

101.22%	TOTAL INVESTMENTS		8,593,240
(1.22%)	Liabilities in excess of other assets		(103,902)

100.00%	NET ASSETS		$8,489,338

*Non-income producing

**Effective 7 day yield as of June 30, 2020

Perkins Discovery Fund

Schedule of Investments

June 30, 2020 (unaudited)

Shares	Fair Value

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Common Stocks	$8,543,980		$-	$-	$8,543,980
Short-Term Investments	49,260		-	-	49,260
Total Investments	$8,593,240		$-	$-	$8,593,240

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,684,391 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$5,304,820
		Gross unrealized depreciation			(395,971)
		Net unrealized appreciation			$4,908,849